United States

                 Securities and Exchange Commission
                        Washington, D.C. 20549

                               Form 13F

                          Form 13F Cover Page

      Report for the Calendar Quarter Ended March 31, 2006

           Check here if Amendment{ }: Amendment Number:
                   This Amendment (Check only one):
                   { } is a restatement.
                   { } adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:               OPUS INVESTMENT MANAGEMENT, INC.
STREET:                   440 LINCOLN STREET
CITY:                         WORCESTER,
STATE:                            MA
ZIP:                             01653

Form 13F File Number: 028-05067


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann K. Tripp
Title:    President
Phone:    508-855-3856

SIGNATURE, Place and Date Signing:

Name:     Ann K. Tripp
CITY:     WORCESTER
STATE:    MA
DATE:     05/04/2006

Report Type (Check only one):


  X    13F HOLDING REPORT. (Check here if all holdings
-----  of this reporting manager are reported in this report.)

       13F NOTICE. (Check here if no holdings reported are ----- in this report, and all holdings are reported by other reporting manager(s).)

       13F COBINATION REPORT. (Check here if a portion of the ----- holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 13 number of line items


Form 13F Information Table Value Total: 13,093 thousands


List of Other Included Managers: None


                           Form 13F Information Table

Name of                               Value SHARES//SH/ PUT/ INVSTMT Other
Voting
Authority
ISSUER             TITLE OF CLASS  CUSIP  x$1000  PRN/AMT CALL DSCRETN Managers Sole
Column1                 Column2  Column3   Column4   Column5  Column6  Column7  Column8

ALLMERICA SECS TR           SH BEN 019921105   1258 136902 SH   Sole
AMR CORP                    COM    001765106    187   6928 SH   Sole
ANTIGENICS INC DEL          COM    037032109      0     69 SH   Sole
DELTA FINANCIAL CORP        COM    247918105    405  42400 SH   Sole
IOMED INC                   COM    462028101     27   9027 SH   Sole
METLIFE INC                 COM    59156R108      0     10 SH   Sole
NATIONAL WESTMINSTER BK PLC SPON AD638539882   5983 235000 SH   Sole
NEWTEK BUSINESS SVCS INC    COM    652526104     26  12000 SH   Sole
NRG ENERGY INC              COM NEW629377508   3540  78285 SH   Sole
PRUDENTIAL FINL INC         COM    744320102   1222  16114 SH   Sole
SAFEWAY INC                 COM NEW786514208    374  14890 SH   Sole
SAVVIS INC                  COM    805423100     60  40031 SH   Sole
USA MOBILITY INC            COM    90341G103     10    360 SH   Sole